Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Net Debt

	2022 £m	2021 £m	2020 £m

Net debt, at beginning of year, as adjusted	(19,838)	(20,780)	(25,215)

Increase in cash and bank overdrafts	(7,597)	(2,504)	(1,579)

Increase/(decrease) in liquid investments	(1)	(18)	1

Increase in long-term loans	(1,025)	–	(3,298)

Repayment of short-term Notes	5,074	2,304	3,738

Repayment of/(increase in) other short-term loans	(1,021)	(301)	3,594

Repayment of medium term notes (MTNs)	1,594	–	–

Repayment of lease liabilities	202	181	182

Debt of subsidiary undertakings acquired	(24)	–	–

Exchange adjustments	(1,531)	314	(128)

Other non-cash movements	(207)	(134)	(102)

Decrease/(increase) in net debt from continuing operations	(4,536)	(158)	2,408

Decrease/(increase) in net debt from discontinued operations	7,177	1,100	2,027

Total net debt at end of year	(17,197)	(19,838)	(20,780)

Summary of Analysis of Changes in Net Debt

Analysis of changes in net debt	At 1 January 2022 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Demerger £m	Cash flow £m	At 31 December 2022 £m

Liquid investments	61	7	–	–	–	–		(1)	67

Cash and cash equivalents	3,861	99	1	–	–	–	7,496	(7,734)	3,723

Overdrafts	(450)	15	–	–	–	–	–	137	(298)

Liquid investments attributed to continuing operations	3,411	114	1	–	–	–	7,496	(7,597)	3,425

Liquid investments attributed to discontinued operations	407	37	–	–	–	–	(7,496)	7,052	–

	3,818	151	1	–	–	–	–	(545)	3,425

Debt due within one year:

Commercial paper	(252)	(30)	–	–	–	–	–	(909)	(1,191)

European/US MTN & Bank facilities	(2,596)	(174)	–	–	–	(4,426)	–	5,050	(2,146)

Lease liabilities	(173)	(14)	5	–	–	(186)	–	201	(167)

Other	(52)	(2)	(9)	–	–	–	–	(87)	(150)

Debt due within one year attributed to continuing operations	(3,073)	(220)	(4)	–	–	(4,612)	–	4,255	(3,654)

Debt due within one year attributed to discontinued operations	(72)	(3)	(15)	–	–	(3)	1,559	(1,466)	–

	(3,145)	(223)	(19)	–	–	(4,615)	1,559	2,789	(3,654)

Debt due after one year:

European/US MTN & Bank facilities	(19,760)	(1,386)	–	(43)	–	4,426	–	569	(16,194)

Lease liabilities	(725)	(59)	(243)	–	–	186	–	–	(841)

Debt due after one year attributed to continuing operations	(20,485)	(1,445)	(243)	(43)	–	4,612	–	569	(17,035)

Debt due after one year attributed to discontinued operations	(87)	(777)	(6)	(4)	48	3	10,059	(9,236)	–

	(20,572)	(2,222)	(249)	(47)	48	4,615	10,059	(8,667)	(17,035)

Net debt	(19,838)	(2,287)	(267)	(47)	48	–	11,618	(6,424)	(17,197)

Interest payable	(244)	(5)	(33)	(865)	–	–	92	848	(207)

Derivative financial instruments	(22)	–	–	–	670	–	–	(640)	8

Total liabilities from financing activities*	(23,983)	(2,450)	(301)	(912)	718	–	11,710	(5,670)	(20,888)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2021 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2021 £m

Liquid investments	78	1	–	–	–	–	(18)	61

Cash and cash equivalents	6,292	(29)	(1)	–	–	–	(1,988)	4,274

Overdrafts	(1,030)	–	–	–	–	–	574	(456)

	5,262	(29)	(1)	–	–	–	(1,414)	3,818

Debt due within one year:

Commercial paper	(17)	8	–	–	–	–	(243)	(252)

European/US MTN & Bank facilities	(2,350)	1	–	–	–	(2,494)	2,247	(2,596)

Lease liabilities	(230)	5	7	–	–	(200)	215	(203)

Other	(98)	15	(2)	–	–	–	(9)	(94)

	(2,695)	29	5	–	–	(2,694)	2,210	(3,145)

Debt due after one year:

European/US MTN & Bank facilities	(22,538)	306	–	(22)	–	2,494	–	(19,760)

Lease liabilities	(887)	7	(132)	–	–	200	–	(812)

	(23,425)	313	(132)	(22)	–	2,694	–	(20,572)

Net debt	(20,780)	314	(128)	(22)	–	–	778	(19,838)

Interest payable	(247)	–	(30)	(753)	–	–	786	(244)

Derivative financial instruments	(74)	–	–	–	72	–	(20)	(22)

Total liabilities from financing activities*	(26,441)	342	(157)	(775)	72	–	2,976	(23,983)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.